CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($)	Evolv Technologies Holdings Inc [Member] Common Stock Adoption of ASU 2018-07 and ASU 2019-08 (Note 1)	Evolv Technologies Holdings Inc [Member] Common Stock	Evolv Technologies Holdings Inc [Member] Additional Paid-in Capital	Evolv Technologies Holdings Inc [Member] Accumulated Deficit	Evolv Technologies Holdings Inc [Member] Adoption of ASU 2018-07 and ASU 2019-08 (Note 1)	Evolv Technologies Holdings Inc [Member]	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2018						$ 43,441,000
Balance at the beginning (in shares) at Dec. 31, 2018						114,375,397
Convertible Preferred Stock [Abstract]
Issuance of Series B-1 convertible preferred stock, net of issuance costs of $938						$ 22,363,000
Issuance of Series B-1 convertible preferred stock, net of issuance costs of $105 (in shares)						63,785,925
Conversion of convertible note into Series B-1 convertible preferred stock						$ 6,595,000
Conversion of convertible note into Series B-1 convertible preferred stock (in shares)						18,056,296
Balance at the end at Dec. 31, 2019					$ (484,000)	$ 72,883,000
Balance at the end (in shares) at Dec. 31, 2019					484	196,217,618
Balance at the beginning at Dec. 31, 2018		$ 23,000	$ 8,145,000	$ (46,632,000)		$ (38,464,000)
Balance at the beginning (in shares) at Dec. 31, 2018		22,499,825
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of warrants to purchase common stock			3,000			3,000
Issuance of common stock upon exercise of stock options		$ 0	28,000			28,000
Issuance of common stock upon exercise of stock options (in shares)		309,333
Stock-based compensation expense			264,000			264,000
Net loss attributable to common stockholders ? basic and diluted				(19,857,000)		(19,857,000)
Balance at the end at Dec. 31, 2019		$ 23,000	7,956,000	(66,489,000)		(58,510,000)
Balance at the end (in shares) at Dec. 31, 2019	(484)	22,809,158
Convertible Preferred Stock [Abstract]
Issuance of Series B-1 convertible preferred stock, net of issuance costs of $938						$ 2,994,000
Issuance of Series B-1 convertible preferred stock, net of issuance costs of $105 (in shares)						8,486,175
Balance at the end at Mar. 31, 2020						$ 75,877,000
Balance at the end (in shares) at Mar. 31, 2020						204,703,793
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of warrants to purchase common stock			45,000			$ 45,000
Issuance of common stock upon exercise of stock options		$ 1,000	66,000			67,000
Issuance of common stock upon exercise of stock options (in shares)		744,710
Stock-based compensation expense			62,000			62,000
Net loss attributable to common stockholders ? basic and diluted				(6,430,000)		(6,430,000)
Balance at the end at Mar. 31, 2020		$ 24,000	8,129,000	(72,919,000)		(64,766,000)	$ 25,000	$ (2,000)	$ 23,000
Balance at the end (in shares) at Mar. 31, 2020		23,553,868
Balance at the beginning at Dec. 31, 2019					$ (484,000)	$ 72,883,000
Balance at the beginning (in shares) at Dec. 31, 2019					484	196,217,618
Convertible Preferred Stock [Abstract]
Issuance of Series B-1 convertible preferred stock, net of issuance costs of $938						$ 2,994,000
Issuance of Series B-1 convertible preferred stock, net of issuance costs of $105 (in shares)						8,486,175
Balance at the end at Dec. 31, 2020						$ 75,877,000			$ 140,774,000
Balance at the end (in shares) at Dec. 31, 2020						204,703,793			14,077,350
Balance at the beginning at Dec. 31, 2019		$ 23,000	7,956,000	(66,489,000)		$ (58,510,000)
Balance at the beginning (in shares) at Dec. 31, 2019	(484)	22,809,158
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of warrants to purchase common stock			112,000			112,000
Issuance of common stock upon exercise of stock options		$ 3,000	439,000			$ 442,000
Issuance of common stock upon exercise of stock options (in shares)		3,236,374				3,236,374
Stock-based compensation expense			662,000			$ 662,000
Net loss attributable to common stockholders ? basic and diluted			(27,392,000)	(27,392,000)		(27,392,000)
Balance at the end at Dec. 31, 2020		$ 26,000	9,169,000	(93,881,000)		(84,686,000)	16,912,000	(11,912,000)	$ 5,000,000
Balance at the end (in shares) at Dec. 31, 2020		26,045,532
Balance at the end at Mar. 31, 2020						$ 75,877,000
Balance at the end (in shares) at Mar. 31, 2020						204,703,793
Balance at the beginning at Jan. 23, 2020							0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to common stockholders ? basic and diluted								(2,000)	(2,000)
Balance at the end at Mar. 31, 2020		$ 24,000	8,129,000	(72,919,000)		$ (64,766,000)	25,000	(2,000)	23,000
Balance at the end (in shares) at Mar. 31, 2020		23,553,868
Balance at the end at Dec. 31, 2020						$ 75,877,000			$ 140,774,000
Balance at the end (in shares) at Dec. 31, 2020						204,703,793			14,077,350
Balance at the beginning at Jan. 23, 2020							0	0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of warrants to purchase common stock							1,336,000		1,336,000
Net loss attributable to common stockholders ? basic and diluted								(11,912,000)	(11,912,000)
Balance at the end at Dec. 31, 2020		$ 26,000	9,169,000	(93,881,000)		$ (84,686,000)	16,912,000	(11,912,000)	5,000,000
Balance at the end (in shares) at Dec. 31, 2020		26,045,532
Balance at the end at Mar. 31, 2021						$ 75,877,000			$ 136,691,000
Balance at the end (in shares) at Mar. 31, 2021						204,703,793			13,669,161
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of warrants to purchase common stock		$ 1,000		1,000		$ 1,000
Issuance of common stock upon exercise of stock options		$ 4,000	451,000			$ 455,000
Issuance of common stock upon exercise of stock options (in shares)		4,137,451				4,137,451
Stock-based compensation expense			1,082,000			$ 1,082,000
Net loss attributable to common stockholders ? basic and diluted				(13,755,000)		(13,755,000)		(4,082,000)	$ (4,082,000)
Balance at the end at Mar. 31, 2021		$ 30,000	$ 10,703,000	$ (107,636,000)		$ (96,903,000)	$ 20,994,000	$ (15,994,000)	$ 5,000,000
Balance at the end (in shares) at Mar. 31, 2021		30,182,983